Fulfillment And Delivery Expenses - Summary of Fulfillment and Delivery Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Fulfillment And Delivery Expenses [Abstract]
Employee-related cost	₽ 28,235	₽ 17,810	₽ 8,417
Outsourcing services	26,229	13,709	5,103
Delivery fees	22,929	12,946	3,909
Depreciation and amortization	13,727	7,273	3,690
Transportation services and vehicle maintenance	12,698	9,183	3,367
Fees for cash collection	7,152	7,681	2,795
Premises maintenance and packaging costs	6,034	4,508	1,589
Share-based compensation expense	829	635	53
Other fulfillment and delivery expenses	4,685	2,495	1,753
Total	₽ 122,518	₽ 76,240	₽ 30,676